Inventory (Tables)	6 Months Ended
Jun. 30, 2026
Inventory [Abstract]
Schedule of Inventory
	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Raw materials	5,967	5,097	751
Low value consumables	34	5	1
Finished goods	6,290	5,507	812
Less: inventory impairment	-	(12)	(2)
	12,291	10,597	1,562